Schedule of Notes Payable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Debt balance, net	$ 135,206
Notes Payable [Member]
Short-Term Debt [Line Items]
Less unamortized loan issuance costs	(426)
Notes Payable and Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Debt balance, net	134,380
MVP Memphis Poplar [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	1,800	[1]
Debt balance	$ 1,800	[1]
Debt instrument term	5 years	[1]
Interest rate	5.38%	[1]
Maturity date	Mar. 06, 2024	[1]
MVP St Louis [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 3,700	[1]
Debt balance	$ 3,700	[1]
Debt instrument term	5 years	[1]
Interest rate	5.38%	[1]
Maturity date	Mar. 06, 2024	[1]
Mabley Place Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 9,000
Debt balance	$ 7,428
Debt instrument term	10 years
Interest rate	4.25%
Maturity date	Dec. 06, 2024
Monthly payment	$ 44
The 322 Streeter Holdco LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	25,900
Debt balance	$ 24,672
Debt instrument term	5 years
Interest rate	3.50%	[2]
Maturity date	Mar. 01, 2025
Monthly payment	$ 130
MVP Houston Saks Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	3,650
Debt balance	$ 2,851
Debt instrument term	10 years
Interest rate	4.25%
Maturity date	Aug. 06, 2025
Monthly payment	$ 20
Minneapolis City Parking LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	5,250
Debt balance	$ 4,223
Debt instrument term	10 years
Interest rate	4.50%
Maturity date	May 01, 2026
Monthly payment	$ 29
MVP Bridgeport Fairfield Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	4,400
Debt balance	$ 3,531
Debt instrument term	10 years
Interest rate	4.00%
Maturity date	Aug. 01, 2026
Monthly payment	$ 23
West 9th Properties II LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	5,300
Debt balance	$ 4,343
Debt instrument term	10 years
Interest rate	4.50%
Maturity date	Nov. 01, 2026
Monthly payment	$ 30
MVP Fort Worth Taylor LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	13,150
Debt balance	$ 10,807
Debt instrument term	10 years
Interest rate	4.50%
Maturity date	Dec. 01, 2026
Monthly payment	$ 73
MVP Detroit Center Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	31,500
Debt balance	$ 26,759
Debt instrument term	10 years
Interest rate	5.52%
Maturity date	Feb. 01, 2027
Monthly payment	$ 194
St Paul Holiday Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	4,132	[3]
Debt balance	$ 3,714	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 24	[3]
MVP St Louis Washington LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	1,380	[3]
Debt balance	$ 1,241	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 8	[3]
Cleveland Lincoln Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	3,999	[3]
Debt balance	$ 3,594	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 23	[3]
MVP Denver Sherman LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	286	[3]
Debt balance	$ 257	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 2	[3]
MVP Milwaukee Arena Lot LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	2,142	[3]
Debt balance	$ 1,925	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 12	[3]
MVP Denver 1935 Sherman LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	762	[3]
Debt balance	$ 684	[3]
Debt instrument term	10 years	[3]
Interest rate	4.90%	[2],[3]
Maturity date	May 01, 2027	[3]
Monthly payment	$ 4	[3]
MVP Louisville Broadway Station LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	1,682	[4]
Debt balance	$ 1,682	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
MVP Whitefront Garage LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 6,454	[4]
Debt balance	$ 6,454	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
MVP Houston Preston Lot LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 1,627	[4]
Debt balance	$ 1,627	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
MVP Houston San Jacinto Lot LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 1,820	[4]
Debt balance	$ 1,820	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
St Louis Broadway LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 1,671	[4]
Debt balance	$ 1,671	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
St Louis Seventh Cerre LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 2,057	[4]
Debt balance	$ 2,057	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
MVP Indianapolis Meridian Lot LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 938	[4]
Debt balance	$ 938	[4]
Debt instrument term	10 years	[4]
Interest rate	5.03%	[4],[5]
Maturity date	May 06, 2027	[4]
St Louis Cardinal Lot DST LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 6,000
Debt balance	$ 6,000
Debt instrument term	10 years
Interest rate	5.25%
Maturity date	May 31, 2027
MVP Preferred Parking LLC [Member] | Notes Payable [Member]
Short-Term Debt [Line Items]
Original debt amount	$ 11,330
Debt balance	$ 11,028
Debt instrument term	10 years
Interest rate	5.02%	[5]
Maturity date	Aug. 01, 2027
Monthly payment	$ 66

[1]	The loan is secured by a Mortgage, Assignment of Leases and Rents, Security Agreement and Fixture Filing on each of the properties owned by MVP St. Louis 2013 and MVP Memphis Poplar.
[2]	2 Year Interest Only
[3]	We issued a promissory note to KeyBank for $12.7 million secured by the pool of properties.
[4]	We issued a promissory note to Cantor Commercial Real Estate Lending, L.P. (“CCRE”) for $16.25 million secured by the pool of properties.
[5]	10 Year Interest Only